DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of total interest expense recognized related to the loans payable to lenders and other payment obligations

The following table sets forth the total interest expense recognized related to the loans payable to lenders and other payment obligations mentioned above.

	Year ended December 31,
	2021	2020
Cash interest expense	$6,587	$99
Payment in kind interest, net(1)	14,582	19,619
LOC commitment charges	153	141
Amortization of debt issuance costs	2,361	551
	$23,683	$20,410

(1)	Represents Payment in Kind Interest for the Company’s outstanding TCW Loan net of the reclass of interest expense related to capitalized software development amounting to $358 and $334 in 2021 and 2020 respectively.
(2)	Includes paid in kind amendment fee of $1,754.

Outstanding PPP and other governmental loans
Debt Instrument [Line Items]
Schedule of outstanding loan arrangements

The following table summarizes the Company’s outstanding PPP and other governmental loans arrangements:

	As of December 31,
	2021	2020
HASCAP	$198	$—
CEBA	55	39
PPP	2,000	4,292
Total PPP and other governmental loans	$2,253	$4,331
Lee: current portion of PPP and other governmental loans	(338)	—
Total PPP and other governmental loans, net of current portion	$1,915	$4,331

Schedule of maturities of borrowing arrangements, PPP loans and other government loans

The future maturities of the Company’s borrowing arrangements, PPP loans and other government loans are as follows:

		PPP and Other
Year ending December 31,	Borrowing Arrangements	Governmental Loans
2022	$11,063	$338
2023	9,243	571
2024	166,850	560
2025	—	566
2026	—	113
Thereafter	—	105
	187,156	2,253
Less: Loan origination fees	(13,923)	—
	$173,233	$2,253

Outstanding borrowing arrangements, excluding PPP and other governmental loans
Debt Instrument [Line Items]
Schedule of outstanding loan arrangements

The following table summarizes the Company’s outstanding borrowing arrangements, excluding PPP and other governmental loans

	As of December 31,
	2021	2020
TCW Credit Agreement	$150,000	$150,000
Cumulative PIK interest for TCW Credit Agreement(2)	36,858	20,164
GDS Obligation	298	745
Vendor Obligation	—	191
Total outstanding principal balance	$187,156	$171,100
Less: Unamortized debt issuance costs and discounts	(13,923)	(14,455)
Total debt	$173,233	$156,645
Less : Current portion of long term debt	(11,063)	(8,618)
Long term debt, net of current portion	$162,170	$148,027
(2)	Includes paid in kind amendment fee of $1,754.